Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 2,324	$ 2,368	$ 2,825
Provisions for expected credit losses	240	162	114
Total provisions	$ 2,564	$ 2,530	$ 2,938